Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 394	$ 440
Compensation	214	243
Other reserves	15	39
Capital lease obligations	84	90
Insurance reserves	36	50
Program surplus	84	79
Property and equipment	26	172
Investments	12	72
Other	66	84
Total gross deferred tax assets	931	1,269
Less: valuation allowance	(507)	(484)
Deferred tax assets	424	785
Brands	(1,626)	(1,867)
Amortizable intangible assets	(305)	(488)
Investment in foreign subsidiaries	(39)	(35)
Deferred income	(150)	(211)
Deferred Tax Liabilities, Gross	(2,120)	(2,601)
Deferred tax liabilities	$ (1,696)	$ (1,816)